Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2019
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Supplementary Cash Flow Information
24. SUPPLEMENTARY CASH FLOW INFORMATION

	For the year ended December 31,
	2019	2018
Change in non-cash working capital items
Accounts receivable	713	7,018
Inventories	(4,634)	653
Prepaids	(1,326)	7
Accounts payable and accrued liabilities	(463)	(1,778)
Interest payable	(17)	40
Income tax payable	(887)	(4,139)
Income tax received	-	92
	(6,614)	1,893
Non-cash investing and financing activities
Assets acquired under capital lease	1,780	-
ROU assets (Note 2.5)	9,355	-